Deferred tax - Temporary differences (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	R (37,193)	R (37,716)
Deferred tax liabilities	5,205	5,294
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	14,768	25,974
Deferred tax liabilities	6,833	7,471
Right of use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	1,677	1,697
Deferred tax liabilities	490	338
Current assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax liabilities	138	(604)
Short- and long-term provisions
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(4,284)	(4,566)
Deferred tax liabilities	(1,928)	(1,877)
Calculated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(39,666)	(50,580)
Deferred tax liabilities	(4)	(4)
Financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	225	(270)
Deferred tax liabilities	106	107
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(2,922)	(2,729)
Deferred tax liabilities	(543)	(481)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	(6,991)	(7,242)
Deferred tax liabilities	113	344
US interest expense limitation carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets	R (5,000)	R (5,300)